Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Supplement dated June 10, 2022 to the

PTLC PTMC PTNQ PTEU	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® 100 ETF Pacer Trendpilot® European Index ETF	GCOW COWZ CALF ICOW	Pacer Global Cash Cows Dividend ETF Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows 100 ETF Pacer Developed Markets International Cash Cows 100 ETF
PWS	Pacer WealthShield ETF	VIRS	Pacer BioThreat Strategy ETF
SZNE INDS SRVR	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Pacer Benchmark Industrial Real Estate SCTRSM ETF Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	PTIN TRND BUL ALTL PAMC	Pacer Trendpilot® International ETF Pacer Trendpilot® Fund of Funds ETF Pacer US Cash Cows Growth ETF Pacer Lunt Large Cap Alternator ETF Pacer Lunt MidCap Multi-Factor Alternator ETF
PEXL	Pacer US Export Leaders ETF	PALC	Pacer Lunt Large Cap Multi-Factor Alternator ETF
ECOW	Pacer Emerging Markets Cash Cows 100 ETF	HERD	Pacer Cash Cows Fund of Funds ETF
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2021, as previously supplemented;
each a series of Pacer Funds Trust
(collectively, the “Funds”)
The Funds’ portfolio management team consists of Bruce Kavanaugh and Danke Wang, CFA, each of Pacer Advisors, Inc. (the “Adviser”), who are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. Mr. Kavanaugh has been a portfolio manager of each Fund since their inception, and Mr. Wang has been a portfolio manager of each Fund since June 2022. All references to other portfolio managers and related information should be disregarded.
The “Portfolio Managers” information contained in the “Management” section of the Prospectus is supplemented to include the following:
Mr. Wang, Head Portfolio Analyst and Portfolio Manager, joined the Adviser in 2014. He served as a Senior Portfolio Analyst of the Adviser from 2014 to 2022, and became Head Portfolio Analyst in 2022. Mr. Wang obtained an MS in Finance from Villanova University and holds the Chartered Financial Analyst designation.
The “Other Accounts” information contained in the “Portfolio Managers” section of the SAI is supplemented to include the following:
In addition to the Funds, Mr. Wang did not manage any other accounts as of May 31, 2022.
Please retain this Supplement with each Summary Prospectus, Prospectus, and SAI for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Supplement dated June 10, 2022 to the

Pacer American Energy Independence ETF (USAI)

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated February 28, 2022, as previously supplemented
and
Pacer BlueStar Digital Entertainment ETF (ODDS)
Pacer BlueStar Engineering the Future ETF (BULD)

Prospectus and SAI, each dated April 6, 2022, as previously supplemented;
the ODDS Summary Prospectuses dated April 7, 2022; and the BULD Summary Prospectus dated May 4, 2022 each a series of Pacer Funds Trust
(collectively, the “Funds”)

The Funds’ portfolio management team consists of Bruce Kavanaugh and Danke Wang, CFA, each of Pacer Advisors, Inc. (the “Adviser”), who are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. Mr. Kavanaugh has been a portfolio manager of each Fund since their inception, and Mr. Wang has been a portfolio manager of each Fund since June 2022. All references to other portfolio managers and related information should be disregarded.
The “Portfolio Managers” information contained in the “Management” section of the Prospectus is supplemented to include the following:
Mr. Wang, Head Portfolio Analyst and Portfolio Manager, joined the Adviser in 2014. He served as a Senior Portfolio Analyst of the Adviser from 2014 to 2022, and became Head Portfolio Analyst in 2022. Mr. Wang obtained an MS in Finance from Villanova University and holds the Chartered Financial Analyst designation.
The “Other Accounts” information contained in the “Portfolio Managers” section of the SAI is supplemented to include the following:
In addition to the Funds, Mr. Wang did not manage any other accounts as of May 31, 2022.
Please retain this Supplement with each Summary Prospectus, Prospectus, and SAI for future reference.